PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	December 31,
	2015	2014

Office equipment	$51,323	$51,322
Lab equipment	722,555	544,858
Furniture	26,028	18,782
Leasehold improvements	231,859	136,900
	1,031,765	751,862
Less: Accumulated depreciation	536,703	376,635

	$495,062	$375,227